Commitments and Contingencies (Schedule of Volumetric Obligations) (Details)	Sep. 30, 2014 MMBTU
Commitments and Contingencies Disclosure [Abstract]
2014-2015	2,071,061
2015-2016	2,071,061
2016-2017	295,866
Total	4,437,988